Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting: The accompanying financial statements of the Plan have been prepared on the accrual basis of accounting.
Investment Valuation and Income Recognition

Investment Valuation and Income Recognition: The Plan’s investments are stated at fair value (see Note 3), other than the SGIC, which is presented at contract value (see Note 6).

Contract value represents contributions made to the contract, plus earnings, less participant withdrawals and administrative expenses. Participants in fully benefit-responsive contracts may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. The Plan holds a direct interest in such contracts through its investment in the SGIC.

Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchases and sales of securities are recorded on a trade-date basis. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Use of Estimates

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Plan’s management to make estimates and assumptions that affect certain amounts reported in the financial statements and disclosures, and actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties: The Plan invests in mutual funds, collective investment funds, the SGIC, and Company common stock. Investment options for the self-directed brokerage accounts include, but are not limited to, common stock, mutual funds, and cash. These investments are exposed to various risks, such as interest rate, liquidity, market, and credit risks. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Net Assets Available for Benefits and participants’ individual account balances.

Payments of Benefits	Payments of Benefits: Benefits are recorded when paid.
Notes Receivable from Participants

Notes Receivable from Participants: Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are generally received through payroll deductions and the notes are collateralized by the participants’ account balances.